Schedule of Equity Interest Held in Capital of Company's Subsidiaries - Companies Classified as Assets Held for Sale (Detail) - Asset Held For Sale	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
PT Participacoes, SGPS, S.A. (''PT Participacoes")
Core business	Management of equity investments
Home country	Portugal
Direct	100.00%	100.00%
Oi Investimentos
Core business	Business consulting and management services, preparation of projects and economic studies, and investment management
Home country	Portugal
Indirect	100.00%	100.00%
Africatel GmbH & Co.KG.
Core business	Investment management
Home country	Germany
Indirect	100.00%	100.00%
Africatel GmbH
Core business	Investment management
Home country	Germany
Indirect	100.00%	100.00%
Africatel Holdings, BV
Core business	Investment management
Home country	The Netherlands
Indirect	86.00%	86.00%
PT Ventures, SGPS, S.A.
Core business	Management of equity interests in the context of international investments
Home country	Portugal
Indirect	86.00%	86.00%
Directel
Core business	Telephone directory publishing and operation of related databases, in international operations
Home country	Portugal
Indirect	86.00%	86.00%
TPT - Telecomunicacoes Publicas de Timor, S.A. ("TPT")
Core business	Provision of telecommunications, multimedia and IT services, and purchase and sale of related products in Timor
Home country	Portugal
Indirect	76.14%	76.14%
Directel Cabo Verde - Servicos de Comunicacao, Lda.
Core business	Telephone directory publishing and operation of related databases in Cape Verde
Home country	Cape Verde
Indirect	51.60%	51.60%
Kenya Postel Directories, Ltd.
Core business	Production, publishing and distribution of telephone directories and other publications
Home country	Kenya
Indirect	51.60%	51.60%
Elta - Empresa de Listas Telefonicas de Angola, Lda.
Core business	Telephone directory publishing
Home country	Angola
Indirect	47.30%	47.30%
Timor Telecom, S.A.
Core business	Telecommunications services concessionaire in Timor
Home country	Timor
Indirect	44.00%	44.00%
CST - Companhia Santomense de Telecomunicacoes, S.A.R.L.
Core business	Operation of fixed and mobile telecommunication public services in Sao Tomé and Principe
Home country	Sao Tomé
Indirect	43.86%	43.86%
LTM - Listas Telefonicas de Mocambique, Lda.
Core business	Management, publishing, operation and sale of telecommunications subscriber and classified ads directories
Home country	Mozambique
Indirect	43.00%	43.00%